1933 Act
                                                                     Rule 497(j)
                                                                       VIA EDGAR
                                                                      ----------



May 7, 2004

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE:      PHL Variable Accumulation Account
         PHL Variable Insurance Company
         File Nos. 33-87376 and 811-8914



To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectuses and Statements of Additional Information do not materially differ from those contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 2004.

Please direct any questions regarding this filing to the undersigned at (860) 403-5246.

Very truly yours,


/s/ Matthew A. Swendiman
------------------------
Matthew A. Swendiman, Counsel